JPT
Nuveen Preferred and Income 2022 Term Fund
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 126.6% (99.8% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 84.0% (66.2% of Total Investments)
	Automobiles – 2.9%
$1,175	General Motors Financial Co Inc	5.700%	N/A (3)	BB+	$1,354,188
3,329	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	3,603,642
	Total Automobiles				4,957,830
	Banks – 31.7%
855	Bank of America Corp	6.250%	N/A (3)	BBB+	931,950
1,435	Bank of America Corp	6.500%	N/A (3)	BBB+	1,585,675
2,280	Bank of America Corp	6.300%	N/A (3)	BBB+	2,634,540
480	Bank of America Corp	6.100%	N/A (3)	BBB+	528,000
625	CIT Group Inc	5.800%	N/A (3)	Ba3	635,938
3,467	Citigroup Inc	5.950%	N/A (3)	BBB-	3,735,692
3,650	Citigroup Inc	6.300%	N/A (3)	BBB-	3,886,520
420	Citigroup Inc	4.150%	N/A (3)	BBB-	421,470
1,430	Citigroup Inc	6.250%	N/A (3)	BBB-	1,646,216
1,504	Citizens Financial Group Inc	6.375%	N/A (3)	BB+	1,581,080
833	CoBank ACB	6.250%	N/A (3)	BBB+	927,754
1,640	Farm Credit Bank of Texas, 144A	5.700%	N/A (3)	Baa1	1,787,600
400	Fifth Third Bancorp	4.500%	N/A (3)	Baa3	430,500
1,765	Huntington Bancshares Inc/OH	5.625%	N/A (3)	Baa3	2,047,400
1,770	JPMorgan Chase & Co	5.000%	N/A (3)	BBB+	1,831,950
1,125	JPMorgan Chase & Co	6.100%	N/A (3)	BBB+	1,209,375
5,025	JPMorgan Chase & Co	6.750%	N/A (3)	BBB+	5,492,526
3,745	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	3,852,669
220	M&T Bank Corp	3.500%	N/A (3)	Baa2	216,150
1,220	M&T Bank Corp	5.125%	N/A (3)	Baa2	1,333,258
465	M&T Bank Corp	6.450%	N/A (3)	Baa2	502,200
485	PNC Financial Services Group Inc	3.400%	N/A (3)	Baa2	478,331
1,266	PNC Financial Services Group Inc	5.000%	N/A (3)	Baa2	1,382,902
750	Regions Financial Corp	5.750%	N/A (3)	BB+	827,812
180	SVB Financial Group	4.700%	N/A (3)	Baa2	182,925
240	SVB Financial Group	4.100%	N/A (3)	Baa2	235,282
500	SVB Financial Group	4.000%	N/A (3)	Baa2	501,250
2,960	Truist Financial Corp	4.800%	N/A (3)	Baa2	3,067,300
375	Truist Financial Corp	5.100%	N/A (3)	Baa2	419,550

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$1,635	Truist Financial Corp	5.050%	N/A (3)	Baa2	$1,663,612
805	Wells Fargo & Co	7.950%	11/15/29	Baa1	1,097,488
3,780	Wells Fargo & Co	5.900%	N/A (3)	Baa2	4,030,085
1,665	Wells Fargo & Co	5.875%	N/A (3)	Baa2	1,833,581
355	Zions Bancorp NA	5.800%	N/A (3)	BB+	365,762
355	Zions Bancorp NA	7.200%	N/A (3)	BB+	385,175
	Total Banks				53,689,518
	Capital Markets – 6.0%
610	Bank of New York Mellon Corp	4.700%	N/A (3)	Baa1	663,802
2,975	Charles Schwab Corp	5.375%	N/A (3)	BBB	3,272,203
1,250	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	1,768,125
1,854	Goldman Sachs Group Inc	5.300%	N/A (3)	BBB-	2,030,130
1,918	Goldman Sachs Group Inc	5.500%	N/A (3)	BBB-	2,042,670
360	Goldman Sachs Group Inc	4.125%	N/A (3)	BBB-	361,152
	Total Capital Markets				10,138,082
	Consumer Finance – 3.3%
1,060	Ally Financial Inc	4.700%	N/A (3)	Ba2	1,098,425
790	Ally Financial Inc	4.700%	N/A (3)	Ba2	803,825
1,060	American Express Co	3.550%	N/A (3)	Baa2	1,065,300
905	Capital One Financial Corp	3.950%	N/A (3)	Baa3	918,847
1,555	Discover Financial Services	6.125%	N/A (3)	Ba2	1,729,937
	Total Consumer Finance				5,616,334
	Diversified Financial Services – 4.8%
905	American AgCredit Corp, 144A	5.250%	N/A (3)	BB+	923,100
1,025	Capital Farm Credit ACA, 144A	5.000%	N/A (3)	BB	1,058,313
2,000	Compeer Financial ACA, 144A, (4)	6.750%	N/A	BB+	2,110,000
250	Compeer Financial ACA, 144A	4.875%	N/A (3)	BB+	252,500
1,130	Equitable Holdings Inc	4.950%	N/A (3)	BBB-	1,214,750
2,360	Voya Financial Inc	6.125%	N/A (3)	BBB-	2,507,500
	Total Diversified Financial Services				8,066,163
	Electric Utilities – 3.7%
640	Edison International	5.375%	N/A (3)	BB+	660,800
1,170	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	1,210,950
3,320	Emera Inc	6.750%	6/15/76	BB+	3,897,282
515	Southern Co	4.000%	1/15/51	BBB-	536,990
	Total Electric Utilities				6,306,022
	Food Products – 5.2%
2,005	Dairy Farmers of America Inc, 144A	7.125%	N/A (3)	BB+	2,025,050

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products (continued)
$2,775	Land O' Lakes Inc, 144A	7.000%	N/A (3)	BB	$2,913,750
2,120	Land O' Lakes Inc, 144A	7.250%	N/A (3)	BB	2,289,600
1,550	Land O' Lakes Inc, 144A	8.000%	N/A (3)	BB	1,674,000
	Total Food Products				8,902,400
	Independent Power & Renewable Electricity Producers – 0.7%
355	AES Andes SA, 144A	7.125%	3/26/79	BB	371,419
725	AES Andes SA, 144A	6.350%	10/07/79	BB	751,288
	Total Independent Power & Renewable Electricity Producers				1,122,707
	Industrial Conglomerates – 1.4%
2,442	General Electric Co, (3-Month LIBOR reference rate + 3.330% spread), (5)	3.446%	N/A (3)	BBB-	2,380,949
	Insurance – 16.7%
1,530	American International Group Inc	5.750%	4/01/48	BBB-	1,753,839
4,990	Assured Guaranty Municipal Holdings Inc, 144A	6.400%	12/15/66	BBB+	5,539,866
1,500	AXA SA	8.600%	12/15/30	BBB+	2,206,796
1,305	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	1,378,463
970	Enstar Finance LLC	5.750%	9/01/40	BB+	1,023,350
980	Fidelis Insurance Holdings Ltd, 144A	6.625%	4/01/41	BB+	1,073,100
3,355	Markel Corp	6.000%	N/A (3)	BBB-	3,690,500
1,900	MetLife Inc, 144A	9.250%	4/08/38	BBB	2,865,591
1,205	MetLife Inc	5.875%	N/A (3)	BBB	1,388,337
770	PartnerRe Finance B LLC	4.500%	10/01/50	Baa1	822,005
1,670	Provident Financing Trust I	7.405%	3/15/38	BB+	2,040,740
305	Prudential Financial Inc	3.700%	10/01/50	BBB+	314,546
940	QBE Insurance Group Ltd, 144A	5.875%	N/A (3)	Baa2	1,026,950
740	SBL Holdings Inc, 144A	6.500%	N/A (3)	BB	728,900
2,490	SBL Holdings Inc, 144A	7.000%	N/A (3)	BB	2,502,450
	Total Insurance				28,355,433
	Multi-Utilities – 2.2%
2,040	CenterPoint Energy Inc	6.125%	N/A (3)	BBB-	2,155,362
215	CMS Energy Corp	4.750%	6/01/50	BBB-	238,650
304	NiSource Inc	5.650%	N/A (3)	BBB-	320,720
930	Sempra Energy	4.875%	N/A (3)	BBB-	1,003,386
	Total Multi-Utilities				3,718,118
	Oil, Gas & Consumable Fuels – 2.4%
1,380	Enbridge Inc	5.750%	7/15/80	BBB-	1,551,120
465	Energy Transfer LP	6.500%	N/A (3)	BB	481,275
1,465	MPLX LP	6.875%	N/A (3)	BB+	1,486,975

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$498	Transcanada Trust	5.500%	9/15/79	BBB	$542,820
	Total Oil, Gas & Consumable Fuels				4,062,190
	Trading Companies & Distributors – 1.4%
1,705	AerCap Holdings NV	5.875%	10/10/79	BB+	1,778,792
580	Air Lease Corp	4.650%	N/A (3)	BB+	599,575
	Total Trading Companies & Distributors				2,378,367
	U.S. Agency – 0.4%
615	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB+	670,350
	Wireless Telecommunication Services – 1.2%
1,655	Vodafone Group PLC	7.000%	4/04/79	BB+	2,001,034
	Total $1,000 Par (or similar) Institutional Preferred (cost $136,238,823)				142,365,497

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 33.7% (26.6% of Total Investments)
	Banks – 8.6%
16,050	CoBank ACB, (6)	6.250%	BBB+	$1,665,187
34,640	CoBank ACB, (6)	6.200%	BBB+	3,810,400
15,000	Farm Credit Bank of Texas, 144A, (6)	6.750%	Baa1	1,612,500
49,966	Fifth Third Bancorp	6.625%	Baa3	1,436,523
14,200	KeyCorp	6.125%	Baa3	435,230
99,200	Regions Financial Corp	6.375%	BB+	2,817,280
14,300	Regions Financial Corp	5.700%	BB+	412,412
25,994	Synovus Financial Corp	5.875%	BB-	698,719
16,400	Wells Fargo & Co	4.750%	Baa2	424,760
12,300	Western Alliance Bancorp, (4)	4.250%	Ba1	322,998
30,483	Wintrust Financial Corp	6.875%	BB	860,840
	Total Banks			14,496,849
	Capital Markets – 3.3%
7,777	Goldman Sachs Group Inc	5.500%	Ba1	209,046
42,974	Morgan Stanley	7.125%	Baa3	1,220,461
69,451	Morgan Stanley	6.875%	Baa3	1,961,991
54,400	Morgan Stanley	5.850%	Baa3	1,602,624
23,100	Morgan Stanley	6.375%	Baa3	661,122
	Total Capital Markets			5,655,244
	Consumer Finance – 0.3%
19,400	Synchrony Financial	5.625%	BB-	517,398
	Diversified Financial Services – 4.0%
32,213	AgriBank FCB, (6)	6.875%	BBB+	3,479,004

Shares	Description (1)	Coupon	Ratings (2)	Value
	Diversified Financial Services (continued)
26,200	Equitable Holdings Inc	5.250%	BBB-	$696,396
85,923	Voya Financial Inc	5.350%	BBB-	2,534,728
	Total Diversified Financial Services			6,710,128
	Diversified Telecommunication Services – 0.2%
14,000	AT&T Inc	4.750%	BBB-	364,560
	Equity Real Estate Investment Trust – 1.2%
2,000	Firstar Realty LLC, 144A, (6)	8.875%	A3	2,075,000
	Food Products – 3.5%
26,859	CHS Inc	7.875%	N/R	766,019
68,707	CHS Inc	7.100%	N/R	1,914,177
31,132	CHS Inc	6.750%	N/R	875,432
81,867	CHS Inc	7.500%	N/R	2,373,324
	Total Food Products			5,928,952
	Insurance – 8.3%
63,100	American Equity Investment Life Holding Co	5.950%	BB	1,760,490
42,800	American Equity Investment Life Holding Co	6.625%	BB	1,225,364
71,888	Aspen Insurance Holdings Ltd	5.950%	BB+	1,961,824
74,900	Aspen Insurance Holdings Ltd	5.625%	BB+	2,070,236
12,000	Assurant Inc	5.250%	BB+	324,120
82,700	Athene Holding Ltd	6.350%	BBB	2,471,903
41,700	Athene Holding Ltd	6.375%	BBB	1,204,296
33,000	Enstar Group Ltd	7.000%	BB+	966,570
50,002	Reinsurance Group of America Inc	5.750%	BBB+	1,427,057
28,300	Selective Insurance Group Inc	4.600%	BBB-	721,367
	Total Insurance			14,133,227
	Oil, Gas & Consumable Fuels – 2.3%
8,300	Energy Transfer LP	7.600%	BB	211,816
100,334	NuStar Energy LP	8.500%	B2	2,459,186
46,222	NuStar Energy LP	7.625%	B2	1,046,928
10,020	NuStar Logistics LP	6.866%	B	252,805
	Total Oil, Gas & Consumable Fuels			3,970,735
	Thrifts & Mortgage Finance – 1.5%
86,431	New York Community Bancorp Inc	6.375%	Ba2	2,528,107
	Trading Companies & Distributors – 0.5%
32,771	Air Lease Corp	6.150%	BB+	886,128
	Total $25 Par (or similar) Retail Preferred (cost $54,326,467)			57,266,328

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 8.9% (7.0% of Total Investments)
	Banks – 0.7%
$1,000	Commerzbank AG, 144A	8.125%	9/19/23	Baa3	$1,120,116
	Insurance – 4.9%
780	Aegon NV	5.500%	4/11/48	BBB	905,775
3,125	Assurant Inc	7.000%	3/27/48	BB+	3,632,406
2,840	QBE Insurance Group Ltd, 144A	7.500%	11/24/43	Baa1	3,138,200
618	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	690,615
7,363	Total Insurance				8,366,996
	Oil, Gas & Consumable Fuels – 0.9%
1,140	Enbridge Inc	6.000%	1/15/77	BBB-	1,259,799
185	Enbridge Inc	5.500%	7/15/77	BBB-	199,554
1,325	Total Oil, Gas & Consumable Fuels				1,459,353
	Trading Companies & Distributors – 2.4%
3,850	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	4,129,125
$13,538	Total Corporate Bonds (cost $14,396,628)				15,075,590
	Total Long-Term Investments (cost $204,961,918)				214,707,415

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.3% (0.2% of Total Investments)
	REPURCHASE AGREEMENTS – 0.3% (0.2% of Total Investments)
$447	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/21, repurchase price $447,453, collateralized by $327,800 U.S. Treasury Government Bonds, 4.500%, due 5/15/38, value $456,513	0.000%	11/01/21	$447,453
	Total Short-Term Investments (cost $447,453)			447,453
	Total Investments (cost $205,409,371) – 126.9%			215,154,868
	Borrowings – (27.7)% (7), (8)			(47,000,000)
	Other Assets Less Liabilities – 0.8% (9)			1,355,793
	Net Assets Applicable to Common Shares – 100%			$169,510,661
Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(49)	12/21	$(6,517,737)	$(6,404,453)	$113,284	$2,297

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$142,365,497	$ —	$142,365,497
$25 Par (or similar) Retail Preferred	44,624,237	12,642,091	—	57,266,328
Corporate Bonds	—	15,075,590	—	15,075,590
Short-Term Investments:
Repurchase Agreements	—	447,453	—	447,453
Investments in Derivatives:
Futures Contracts*	113,284	—	—	113,284
Total	$44,737,521	$170,530,631	$ —	$215,268,152

*	Represents net unrealized appreciation (depreciation).

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments October 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	For fair value measurement disclosure purposes, investment classified as Level 2.
(7)	Borrowings as a percentage of Total Investments is 21.8%.
(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.